Non - controlling interests (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
noncontrolling interests
Balance at the beginning of the period	$ 1,218,062	$ 1,021,559
Net income for the period	27,753	17,738
Decrease in DryShips equity for reduction in subsidiary ownership (Notes 11 and 12)	1,719	168,502
Amortization of stock based compensation	672	234
Dividends declared	(10,246)	0
Other comprehensive income	311	1,491
Balance at the end of the period	$ 1,238,271	$ 1,209,524